Filed pursuant to Rule 497(c)

Registration No. 333-07305

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Columbus Core Plus Fund

Institutional Class Shares

Frontegra Columbus Core Fund

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2007

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra Columbus Core Plus Fund (the “Core Plus Fund”) and the Frontegra Columbus Core Fund (the “Core Fund”) (together, the “Funds”) are each a series of Frontegra Funds, Inc. (the “Company”).  The Core Plus Fund and the Core Fund were formerly known as Frontegra Total Return Bond Fund and Frontegra Investment Grade Bond Fund, respectively.

The investment objective of the Core Plus Fund is a high level of total return, consistent with the preservation of capital.  The Fund invests primarily in a diversified portfolio of fixed income securities of varying maturities.

The investment objective of the Core Fund is a high level of total return, consistent with the preservation of capital.  The Fund invests primarily in investment grade fixed income securities of varying maturities.

These investment objectives may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Funds.  Please read it carefully and keep it for future reference.

The Funds at a Glance	1
Fees and Expenses of the Funds	5
Recent Events	5
Principal Investment Strategy – Core Plus Fund	6
Investment Process – Core Plus Fund	6
Principal Investment Strategy – Core Fund	7
Investment Process – Core Fund	8
Financial Highlights	8
Fund Management	10
Your Account	11
Exchange Privilege	14
Valuation of Fund Shares	15
Portfolio Holdings Disclosure Policy	15
Distributions and Tax Treatment	15

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  The Company has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

THE FUNDS AT A GLANCE

THE FRONTEGRA COLUMBUS CORE PLUS FUND

Investment Objective.  The Core Plus Fund seeks a high level of total return, consistent with the preservation of capital.

Principal Investment Strategy.  The Fund invests, under normal conditions, at least 80% of its assets in bonds of varying maturities.  When making purchase decisions, the Fund’s subadviser, Reams Asset Management Company, LLC (“Reams”), looks for securities that it believes are undervalued in the fixed income market.  In addition, Reams structures the Fund so that the overall portfolio has an average life (referred to as “duration”) of between two and seven years based on market conditions.  Although the Fund will invest primarily in investment grade fixed income securities, the Fund may invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities.  This investment strategy is referred to as “Core Plus” because Reams has the ability to add high yield securities to a core portfolio of investment grade fixed income securities.

THE FRONTEGRA COLUMBUS CORE FUND

Investment Objective.  The Core Fund seeks a high level of total return, consistent with the preservation of capital.

Principal Investment Strategy.  The Fund invests, under normal conditions, at least 80% of its assets in investment grade bonds of varying maturities.  In selecting securities for the Fund, Reams starts with a universe of investment grade bonds, which are bonds that are rated BBB or higher.  Reams then looks for securities it believes are undervalued in the fixed income market.

Principal Risk Factors.  The main risks of investing in the Funds are:

Core Plus and Core Funds

Market Risks.  Each Fund’s investments are subject to market risk, so that the value of the Fund’s investments may decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of each Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.

Individual Bond Risks.  Each Fund’s investments are subject to the risks inherent in individual bond selections.  While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.  The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers.  Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risk.  The Funds will invest in bonds of varying maturities.  A bond’s maturity is one indication of the interest rate exposure of a security.  Generally, the longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk.  Individual issues of fixed income securities in the Funds may also be subject to the credit risk of the issuer.

Prepayment Risk.  The Funds may invest in mortgage- and asset-backed securities which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk.  The Funds’ income could decline due to falling market interest rates.  In a falling interest rate environment, the Funds may be required to invest their assets in lower-yielding securities.  Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period.

Mortgage- and Asset-Backed Securities Risk.  The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations.  For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time.  As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity.  If a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

Portfolio Turnover Risk.  Although neither Fund engages in frequent trading as a principal investment strategy, from time to time a Fund may experience a high portfolio turnover rate due to various factors, such as changes in asset levels or more trading in response to volatility in the fixed income markets.  The portfolio turnover rate indicates changes in a Fund’s securities holdings.  If a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities.  Tax and transaction costs lower a Fund’s effective return for investors.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Reams would like to sell.  Reams may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a Fund’s management or performance.

Management Risk.  The Funds are subject to management risk as actively-managed investment portfolios.  Reams and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.  If Reams is not able to select better-performing fixed income securities, the Funds may lose money.

Core Plus Fund

High Yield Security Risk.  The Fund may invest up to 25% of its assets in high yield securities, which tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risk than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Who Should Invest.  The Funds are suitable for long-term investors only and are not designed as short-term investment vehicles.

The Core Plus Fund may be an appropriate investment for you if you:

•

Seek long-term preservation of capital; and

•

Want to include a bond fund in your portfolio.

The Core Fund may be an appropriate investment for you if you:

•

Seek long-term preservation of capital; and

•

Want to include an investment grade bond fund in your portfolio.

Performance Bar Charts and Tables.  The return information provided in the following bar charts and tables illustrates how each Fund’s performance can vary, which is one indication of the risks of investing in the Funds.  The bar charts show the changes in each Fund’s performance from year to year.  The tables show how each Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that a Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Calendar Year Total Returns

Core Plus Fund*

The Core Plus Fund’s return from January 1, 2007 through September 30, 2007 was 4.85%.

*  Effective August 6, 2007, the Frontegra Total Return Bond Fund changed its name to the Frontegra Columbus Core Plus Fund.

Core Fund*

The Core Fund’s return from January 1, 2007 through September 30, 2007 was 4.27%.

*  Effective August 6, 2007, the Frontegra Investment Grade Bond Fund changed its name to the Frontegra Columbus Core Fund.

Best and Worst Quarterly Performance

(During the periods shown above)

Core Plus Fund

Best Quarter Return	Worst Quarter Return
4.75% (2nd quarter, 2003)	(2.21)% (2nd quarter, 2004)

Core Fund

Best Quarter Return	Worst Quarter Return
3.94% (3rd quarter, 2006)	(2.23)% (2nd quarter, 2004)

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in each Fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Average Annual Total Returns

(For periods ended December 31, 2006)

Fund/Index	One Year	Five Years	Ten Years	Since Inception (1)
Core Plus Fund
Return Before Taxes	6.50%	5.80%	6.63%	6.48%
Return After Taxes on Distributions	4.65%	3.78%	4.27%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	3.74%	4.21%	4.08%
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	6.24%	6.11%
Core Fund
Return Before Taxes	4.57%	4.70%	N/A	5.10%
Return After Taxes on Distributions	2.85%	3.02%	N/A	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	3.02%	N/A	3.32%
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	N/A	5.47%

__________________

(1)

The Core Plus Fund commenced operations on November 25, 1996 as the Frontegra Total Return Bond Fund.  The Core Fund commenced operations on February 23, 2001 as the Frontegra Investment Grade Bond Fund.  Effective August 6, 2007, the Frontegra Total Return Bond Fund changed its name to Frontegra Columbus Core Plus Fund and the Frontegra Investment Grade Bond Fund changed its name to Frontegra Columbus Core Fund.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.  A direct investment in an index is not possible.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

	Core Plus Fund	Core Fund
Shareholder Fees (fees paid directly from your investment)(1)	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees(3)	0.40%	0.42%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.10%	0.24%
Total Annual Fund Operating Expenses(4)	0.50%	0.66%
Fee Waiver/Expense Reimbursement(4)	(0.15)%	(0.31)%
Net Expenses	0.35%	0.35%

____________

(1)

The Funds will charge a service fee of $25 for checks that do not clear and may impose a service fee of $15 on shares redeemed by wire.

(2)

Stated as a percentage of a Fund’s average daily net assets.

(3)

The Funds’ investment adviser, Frontegra Asset Management, Inc. (“Frontegra”), waived a portion of its management fee during fiscal 2006 pursuant to an expense cap agreement.  The management fees paid by the Core Plus Fund and the Core Fund (after the contractual waiver) were 0.10% and 0.00%, respectively.

(4)

Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to limit each Fund’s total operating expenses to 0.35% of the Fund’s average daily net assets through October 31, 2008, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements and have been restated to reflect estimated current expenses due to an increase in the Fund’s assets since fiscal year end.  See “Recent Events,” below.

Example

The following example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that your dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that Frontegra’s fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2008.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Fund	1 Year	3 Years	5 Years	10 Years
Core Plus Fund	$36	$145	$265	$614
Core Fund	$36	$180	$337	$793

RECENT EVENTS

On August 3, 2007, the Frontegra Total Return Bond Fund acquired all of the assets and liabilities of the Columbus Core Plus Fund, a series of Columbus Funds, Inc., and the Frontegra Investment Grade Bond Fund acquired all of the assets and liabilities of the Columbus Core Fund, also a series of Columbus Funds, Inc. (the “Reorganization”).  The shareholders of each of the Columbus Funds received shares of the respective Frontegra Funds in the Reorganization.  Following the Reorganization and effective August 6, 2007, the Frontegra Total Return Bond Fund was renamed the “Frontegra Columbus Core Plus Fund” and the Frontegra Investment Grade Bond Fund was renamed the “Frontegra Columbus Core Fund.”

PRINCIPAL INVESTMENT STRATEGY – CORE PLUS FUND

The Core Plus Fund invests primarily in a diversified portfolio of fixed income securities of varying maturities.  Under normal market conditions, the Fund will invest at least 80% of its assets, determined at the time of purchase, in bonds.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.  Types of bonds include:  short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Fixed Income Securities.  Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date.  Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity.  Issuers are most likely to call such securities during periods of falling interest rates.  As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund’s income to decline.

Commercial paper generally is considered the shortest form of fixed income security.  Notes whose original maturities are two years or less are considered short-term obligations.  The term “bond” generally refers to securities with maturities longer than two years.  Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Non-Investment Grade Debt Securities (High Yield Securities).  Although the Fund primarily will invest in investment grade fixed income securities, the Fund may invest up to 25% of its assets in fixed income securities that are rated below investment grade.  Investment grade fixed income securities include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB or higher by Standard & Poor’s (“S&P”).  High yield securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  Although it is not precluded from doing so, the Fund generally does not invest in high yield securities rated below BB by S&P.

Mortgage- and Other Asset-Backed Securities.  The Fund may invest in mortgage- and other asset-backed securities.  Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not mortgage loans.  Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

Temporary Strategies.  The Fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes in response to adverse market, economic, or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS – CORE PLUS FUND

As the Core Plus Fund’s subadviser, Reams attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities.  The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market.  Reams employs a two-step process in managing the Fund.  The first step is to establish the portfolio’s duration, or interest rate sensitivity.  Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams’ estimate of inflation) to historical real interest rates.  If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration.  If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.

Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund.  The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments.  The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.  The team compares these investment opportunities and assembles the Fund’s portfolio from the best available values.  Reams constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase.  Reams’ strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

The portfolio duration of the Fund will normally fall between two and seven years based on market conditions.  Duration is a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.  The longer the duration, the more susceptible the portfolio will be to changes in interest rates.

PRINCIPAL INVESTMENT STRATEGY – CORE FUND

The Core Fund will seek to achieve its investment objective by investing in a diversified portfolio of investment grade fixed income securities of varying maturities.  Under normal market conditions, the Fund will invest at least 80% of its assets, determined at the time of purchase, in investment grade bonds.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.  Bonds include:  short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; structured notes and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; and repurchase agreements.  Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB or higher by S&P.

Fixed Income Securities.  The Fund may invest in a wide variety of investment grade fixed income securities.  Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date.  Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity.  Issuers are most likely to call such securities during periods of falling interest rates.  As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund’s income to decline.

Commercial paper generally is considered the shortest form of fixed income security.  Notes whose original maturities are two years or less are considered short-term obligations.  The term “bond” generally refers to securities with maturities longer than two years.  Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Mortgage- and Other Asset-Backed Securities.  The Fund may invest in mortgage- and other asset-backed securities.  Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not mortgage loans.  Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

Temporary Strategies.  The Fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes in response to adverse market, economic, or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS – CORE FUND

As the Core Fund’s subadviser, Reams attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities.  The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market.  Reams employs a two-step process in managing the Fund.  The first step is to establish the portfolio’s duration, or interest rate sensitivity.  Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams’ estimate of inflation) to historical real interest rates.  If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration.  If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.

Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund.  The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments.  The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.  The team compares these investment opportunities and assembles the Fund’s portfolio from the best available values.  Reams constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase.  Reams’ strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

The portfolio duration of the Fund will normally fall between four and six years based on market conditions.  Duration is a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.  The longer the duration, the more susceptible the portfolio will be to changes in interest rates.

FINANCIAL HIGHLIGHTS

The financial highlights tables describe each Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund for the stated periods (assuming reinvestment of all dividends and distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

FRONTEGRA COLUMBUS CORE PLUS FUND*
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Year	$29.72	$31.50	$30.51	$31.92	$30.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	1.54	1.41	1.13	0.99	1.80
Net realized and unrealized gain (loss) on investments	0.68	(1.30)	0.98	(0.45)	2.06
Total Income from Investment Operations	2.22	0.11	2.11	0.54	3.86
LESS DISTRIBUTIONS PAID:
From net investment income	(1.54)	(1.45)	(1.12)	(0.98)	(1.87)
From net realized gain on investments	—	(0.44)	—	(0.97)	(0.28)
Total Distributions Paid	(1.54)	(1.89)	(1.12)	(1.95)	(2.15)

Net Asset Value, End of Year	$30.40	$29.72	$31.50	$30.51	$31.92

Total Return	7.52%	0.36%	7.00%	1.71%	13.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$276,830	$313,880	$316,474	$346,733	$358,052
Ratio of expenses to average net assets(1)	0.20%	0.20%	0.408%	0.425%	0.425%
Ratio of net investment income to average net assets(1)	4.95%	4.59%	3.30%	2.71%	5.78%
Portfolio turnover rate	978%	1,247%	1,222%	1,409%	489%

____________

*

Effective August 6, 2007, the Frontegra Total Return Bond Fund changed its name to the Frontegra Columbus Core Plus Fund.

(1)

Net of waivers and reimbursements by Frontegra.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.50%, 0.50%, 0.501%, 0.507% and 0.505%, and the ratio of net investment income to average net assets would have been 4.65%, 4.29%, 3.21%, 2.63% and 5.70% for the years ended June 30, 2007, June 30, 2006, June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

FRONTEGRA COLUMBUS CORE FUND*
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Year	$9.86	$10.36	$10.22	$10.62	$10.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.48	0.42	0.37	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.13	(0.43)	0.27	(0.15)	0.45
Total Income (Loss) from Investment Operations	0.61	(0.01)	0.64	0.16	0.80
LESS DISTRIBUTIONS PAID:
From net investment income	(0.48)	(0.43)	(0.37)	(0.31)	(0.35)
From net realized gain on investments	—	(0.06)	(0.13)	(0.25)	(0.11)
Total Distributions Paid	(0.48)	(0.49)	(0.50)	(0.56)	(0.46)
Net Asset Value, End of Year	$9.99	$9.86	$10.36	$10.22	$10.62

Total Return	6.26%	(0.11)%	6.32%	1.53%	7.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$90,771	$96,887	$95,719	$123,913	$135,211
Ratio of expenses to average net assets(1)	0.20%	0.20%	0.40%	0.42%	0.42%
Ratio of net investment income to average net assets(1)	4.77%	4.20%	3.07%	2.39%	3.78%
Portfolio turnover rate	980%	1,121%	1,080%	1,104%	625%

____________

*

Effective August 6, 2007, the Frontegra Investment Grade Bond Fund changed its name to the Frontegra Columbus Core Fund.

(1)

Net of waivers and reimbursements by Frontegra.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.66%, 0.65%, 0.62%, 0.62% and 0.62% and the ratio of net investment income to average net assets would have been 4.31%, 3.75%, 2.85%, 2.19% and 3.58% for the years ended June 30, 2007, June 30, 2006, June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board of Directors”) is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended (the “Investment Advisory Agreement”), pursuant to which Frontegra supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement under which Reams serves as the Core Plus and Core Funds’ portfolio manager and, subject to Frontegra’s supervision, manages each Fund’s portfolio assets.  Frontegra provides office facilities for the Funds and pays the salaries, fees, and expenses of all officers and directors of the Funds who are interested persons of Frontegra.

A discussion regarding the Board of Directors’ basis for approving the Funds’ investment advisory agreement and subadvisory agreement will be included in the Funds’ semi-annual report for the period ended December 31, 2007.

Adviser.  The Company is managed by Frontegra, which supervises the management of each Fund’s portfolio by the subadviser and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra.  Under the Investment Advisory Agreement, the Core Plus Fund compensates Frontegra at the annual rate of 0.40% of the Fund’s average daily net assets and the Core Fund compensates Frontegra at the annual rate of 0.42% of the Fund’s average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse the Funds’ operating expenses to the extent necessary to ensure that each Fund’s total operating expenses do not exceed 0.35% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2008, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for a Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Reams.   Reams is located at 227 Washington Street, Columbus, Indiana 47202-0727.  Under the subadvisory agreement as amended, Reams is compensated by Frontegra for its investment advisory services at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets and, with respect to the Core Fund, 75% of the net fee received by Frontegra after giving effect to any contractual or voluntary fee waiver borne by Frontegra.  Reams provides continuous advice and recommendations concerning each Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Funds, Reams serves as investment adviser to other mutual funds, pension and profit-sharing plans and other institutional investors.  As of September 30, 2007, Reams had approximately $10.7 billion under management.

Reams Portfolio Management Team.  Reams’ fixed income portfolio management team is responsible for the day-to-day management of each Fund’s portfolio.  The members of the team are listed below.  No member of the team is solely responsible for making recommendations for portfolio purchases and sales. Instead, all team members work together to develop investment strategies with respect to the Funds’ portfolio structure and issue selection.  Portfolio strategy is reviewed weekly by the entire portfolio management team.  A staff of research analysts, traders and other investment professionals supports the fixed income portfolio management team.

Mark M. Egan oversees the entire fixed income portfolio management team and retains oversight over all investment decisions.  Mr. Egan has been a Portfolio Manager of Reams since April 1994 and was a Portfolio Manager of Reams Asset Management Company, Inc. from June 1990 until March 1994.  Mr. Egan was a Portfolio Manager of National Investment Services until May 1990.

Robert A. Crider has been Senior Vice President, Fixed Income Management, of Reams since April 1994 and was Senior Vice President, Fixed Income Management, of Reams Asset Management Company, Inc. from 1981 until March 1994.

Tom Fink has been a Portfolio Manager at Reams since December 2000.  Mr. Fink was previously a Portfolio Manager at Brandes Fixed Income Partners from 1999 until 2000, Hilltop Capital Management from 1997 until 1999, Centre Investment Services from 1992 until 1997 and First Wisconsin Asset Management from 1986 until 1992.

Todd Thompson has been a Portfolio Manager at Reams since July 2001.  Mr. Thompson was a Portfolio Manager at Conseco Capital Management from 1999 until June 2001 and was a Portfolio Manager at the Ohio Public Employees Retirement System from 1994 to 1999.

The SAI provides additional information about the Funds’ portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Funds’ assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Funds (the “Transfer Agent”) and as the Funds’ administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois, 60062 acts as the principal distributor of the Funds’ shares.   The Distributor is managed and owned by the same persons who manage and own the Funds’ investment adviser, Frontegra Asset Management, Inc. (“Frontegra”).  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  From time to time, Frontegra or an affiliate may enter into arrangements with brokers or other financial intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Funds.  Pursuant to these arrangements, Frontegra or an affiliate may make payments to financial intermediaries for services provided to clients who hold shares of the Funds through omnibus accounts.  In some circumstances, the Funds may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Funds would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Funds.  In addition, Frontegra or an affiliate may make payments from their own resources to a financial intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Funds.  The amount of these payments is determined from time to time by Frontegra and may differ among such financial intermediaries.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Funds are sold on a continuous basis at net asset value (“NAV”).  Each Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund receives your request in proper form.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly.  Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Each Fund’s minimum initial investment is $100,000.  Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000.  The Funds reserve the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Funds, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time a Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  If you purchase shares of a Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment – Minimum $100,000.  You may purchase shares of the Funds by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by a Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Funds are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Funds through a broker-dealer or other financial intermediary, who may charge a transaction fee for placing orders to purchase Fund shares.  It is the responsibility of the financial intermediary to place the order with the Fund on a timely basis.

Multiple Classes.  The Core Plus Fund currently offers two different classes of shares, one of which, Institutional Class shares, is offered by this prospectus.  The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

Initial Investment By Wire.  In addition, you may purchase shares of the Funds by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

Milwaukee, WI 53202

ABA Number  075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account Number  112-952-137

Further credit:

Frontegra Funds, Inc.

(Name of Fund)

Institutional Class/Common Shares

(investor account number)

(name or account registration)

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000.  You may make additions to your account in amounts of $1,000 or more by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after a Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, the Funds may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in a Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you may be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemptions in Kind.  Each Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

for certain large redemption requests;

•

when establishing or modifying certain services on an account;

•

when changing account ownership;

•

in other situations deemed necessary by the Transfer Agent or the Funds to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in the account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Funds or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders.  Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors of the Funds has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Funds, Frontegra, Reams and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Funds’ Chief Compliance Officer regarding any unusual trading activity.

The Adviser has entered into shareholder information agreements with financial intermediaries, which enable the Adviser to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Funds may rely on the market timing policies of  financial intermediaries, even if those policies are different from the Funds’ policy, when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.  If inappropriate trading is detected in an omnibus account, the Funds may request that the financial intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Funds’ or the financial intermediary’s market timing policy.  There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage a Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

The price of a Fund’s shares is the Fund’s NAV, which is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including Nasdaq, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day and securities not listed on a securities exchange are valued at the most recent bid price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Reams in good faith and in accordance with procedures approved by the Funds’ Board of Directors.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from the quoted or published price for the same security.  A Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in a Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions.  Each Fund intends to distribute its investment company taxable income attributable to dividends to shareholders quarterly, and substantially all of its investment company taxable income and net capital gain, if any, at least annually.  For federal income tax purposes, distributions from a Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to “qualified dividend income” eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at 15%.

Distributions of dividend income that are not attributable to “qualified dividend income” under the Internal Revenue Code of 1986, as amended, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income.  Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  Each Fund expects that, because of its respective investment objective, its distributions will consist primarily of investment company taxable income.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Transactions.  Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.  An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding.  If you do not furnish a Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUB-ADVISERS
Ernst & Young LLP
Reams Asset Management Company, LLC	Sears Tower
227 Washington Street	233 S. Wacker Drive
Columbus, Indiana 47202-0727	Chicago, Illinois 60606-6301

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

Additional information regarding the Company and the Funds is included in the SAI, which has been filed with the SEC.  The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about each Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.  You may receive the SAI and the annual report and semi-annual report free of charge, request other information about a Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about a Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

Filed pursuant to Rule 497(c)

Registration No. 333-07305

FRONTEGRA FUNDS

PROSPECTUS

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Institutional Class Shares

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2007

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra IronBridge Small Cap Fund (the “IronBridge Small Cap Fund”) and the Frontegra IronBridge SMID Fund (the “IronBridge SMID Fund”) are each a series of Frontegra Funds, Inc. (the “Company”).

The investment objective of the IronBridge Small Cap Fund is capital appreciation.  The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations.

The investment objective of the IronBridge SMID Fund is capital appreciation.  The Fund invests primarily in a diversified portfolio of equity securities of companies with small-to-medium market capitalizations.

These investment objectives may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Funds.  Please read it carefully and keep it for future reference.

The Funds at a Glance	1
Fees and Expenses of the Funds	4
Principal Investment Strategy	5
Investment Process – Ironbridge Small Cap Fund	6
Investment Process – Ironbridge SMID Fund	6
Financial Highlights	6
Fund Management	8
Your Account	9
Exchange Privilege	13
Valuation of Fund Shares	13
Portfolio Holdings Disclosure Policy	13
Distributions and Tax Treatment	13

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  The Company has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

THE FUNDS AT A GLANCE

Investment Objective.  Each Fund seeks capital appreciation.

Principal Investment Strategy.  The IronBridge Small Cap Fund invests, under normal conditions, at least 80% of its assets in equity securities of companies with small market capitalizations.  For this purpose, the Fund’s subadviser, IronBridge Capital Management, L.P. (“IronBridge”), defines a small capitalization company as any company with a market capitalization less than or equal to the largest market capitalization of any company in the Russell 2000 Index.  The IronBridge SMID Fund invests, under normal conditions, at least 80% of its assets in equity securities of companies with small-to-medium market capitalizations.  For this purpose, a small-to-medium capitalization company has a market capitalization of between $100 million and $10 billion at the time of purchase.  In constructing a portfolio for each Fund, IronBridge selects stocks using the “Cash Flow Return on Investment” methodology, a valuation model that uses cash flow rather than traditional accounting measures such as earnings and book value to identify attractively-priced companies.  As a result of this methodology, the Fund invests primarily in both growth and value-style stocks.

Principal Risk Factors.  The main risks of investing in the Funds are:

Market Risks.  Each Fund’s investments are subject to market risk, so that the value of the Fund’s investments may decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of each Fund is expected to fluctuate.  Your shares at redemption may be worth less than your initial investment.

Stock Selection Risks.  The stocks selected for the Funds may decline in value or not increase in value when the stock market in general is rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that IronBridge would like to sell.  IronBridge may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on each Fund’s management or performance.

Equity Security Risks.  Each Fund will invest primarily in common stocks and other equity securities.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Management Risks.  Each Fund is actively managed by IronBridge using the “Cash Flow Return on Investment” valuation methodology.  There is no guarantee that this methodology or other investment techniques used by IronBridge will produce the desired results.

Growth and Value Investing Risks.  Each Fund invests primarily in both growth and value-style stocks.  Investors often expect growth companies to increase their earnings at a certain rate.  Failures by such companies to meet these expectations may result in sharp declines in the prices of these stocks, even if earnings do increase.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.  Value stocks may never increase in price or pay dividends as anticipated by IronBridge, or may decline even further if the market fails to recognize the company’s value, if the factors that IronBridge believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Small Cap Risks.  The IronBridge Small Cap Fund invests primarily in small capitalization stocks and the IronBridge SMID Fund invests primarily in small- to medium-capitalization stocks.  Securities of companies with small- and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies.  Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations.  In addition, smaller companies may lack the management experience, financial resources

1

and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Who Should Invest.  The Funds are suitable for long-term investors only and are not designed as short-term investment vehicles.

The IronBridge Small Cap Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include a small-cap core fund in your portfolio.

The IronBridge SMID Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include a small-to-midcap core fund in your portfolio.

Performance Bar Charts and Tables.  The return information provided in the following bar charts and tables provides some indication of the risks of investing in the Funds by showing how each Fund’s average annual returns compare with returns of a broad measure of market performance.  The bar chart illustrates how a Fund’s performance can vary, which is one type of investment risk.  Please keep in mind that each Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.

IronBridge Small Cap Fund

Calendar Year Total Returns

The IronBridge Small Cap Fund’s return from January 1, 2007 through September 30, 2007 was 15.34%.

2

IronBridge SMID Fund

Calendar Year Total Returns

The IronBridge SMID Fund’s return from January 1, 2007 through September 30, 2007 was 14.46%.

IronBridge Small Cap Fund
Best and Worst Quarterly Performance
(during the periods shown above)

Best Quarter Return	Worst Quarter Return
24.78% (2nd quarter, 2003)	(8.22)% (1st quarter, 2005)

IronBridge SMID Fund
Best and Worst Quarterly Performance
(during the periods shown above)

Best Quarter Return	Worst Quarter Return
9.33% (1st quarter, 2006)	(6.50)% (2nd quarter, 2006)

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in each Fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not

3

relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Average Annual Total Returns

(For the calendar year ended December 31, 2006)

Fund/Index	One Year	Since Inception(1)
IronBridge Small Cap Fund
Return Before Taxes	15.57%	19.71%
Return After Taxes on Distributions	13.57%	18.47%
Return After Taxes on Distributions and Sale of Fund Shares	11.62%	16.81%
Russell 2000 Index (2)	18.37%	18.98%
IronBridge SMID Fund
Return Before Taxes	9.34%	8.98%
Return After Taxes on Distributions	9.05%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	7.64%
Russell 2500 Index (3)	16.17%	12.06%

__________________

(1)

The IronBridge Small Cap Fund commenced operations on August 30, 2002.  The IronBridge SMID Fund commenced operations on December 31, 2004.

(2)

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in an index is not possible.

(3)

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in an index is not possible.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of a Fund.

	IronBridge Small Cap Fund	IronBridge SMID Fund
Shareholder Fees (fees paid directly from your investment)(1)	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees(3)	1.00%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.07%(5)	0.13%
Total Annual Fund Operating Expenses(4)	1.07%(5)	0.98%
Fee Waiver/Expense Reimbursement/Expense Recoupment(4)	0.03%	(0.03)%
Net Expenses	1.10%	0.95%

____________

4

(1)

The Funds will charge a service fee of $25 for checks that do not clear and may impose a service fee of $15 on shares redeemed by wire.

(2)

Stated as a percentage of a Fund’s average daily net assets.

(3)

The Funds’ investment adviser, Frontegra Asset Management, Inc. (“Frontegra”), waived a portion of its management fee for the IronBridge SMID Fund during fiscal 2007 pursuant to the expense cap agreement described below.  The management fees paid by the IronBridge SMID Fund (after the contractual waiver) were 0.82%.

(4)

Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the IronBridge Small Cap Fund’s total operating expenses do not exceed 1.10% of the Fund’s average daily net assets and the IronBridge SMID Fund’s total operating expenses do not exceed 0.95% of the Fund’s average daily net assets.  The expense cap agreement for each Fund will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

(5)

As of June 30, 2007, the IronBridge Small Cap Fund had total annual fund operating expenses below the expense cap described above.  When Fund expenses are below the amount of the expense cap, the Adviser may recapture fees it waived or any expenses it has borne within a three-year period, and did so in 2007.  Had such expense recapture not been incurred, the net expense ratio for the IronBridge Small Cap Fund would have been 1.07%.

Example

The following example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that your dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that Frontegra’s fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2008.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Fund	1 Year	3 Years	5 Years	10 Years
IronBridge Small Cap Fund	$112	$343	$593	$1,308
IronBridge SMID Fund	$97	$309	$539	$1,199

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the IronBridge Small Cap Fund invests at least 80% of its assets, determined at the time of purchase, in equity securities of small-capitalization companies, defined as companies with a market capitalization of less than or equal to the largest market capitalization of any company in the Russell 2000 Index at the time of investment.  Under normal market conditions, the IronBridge SMID Fund invests at least 80% of its assets, determined at the time of purchase, in equity securities of small-to-medium capitalization companies, defined as companies with a market capitalization of between $100 million and $10 billion at the time of the Fund’s investment.  Shareholders will be provided with at least 60 days’ notice of any change in a Fund’s policy with respect to investing at least 80% of its assets in small- or small-to-medium capitalization companies, respectively.  Equity securities include:  common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody’s Investors Service or BBB or higher by Standard & Poor’s or Fitch Ratings.

Each Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

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INVESTMENT PROCESS – IRONBRIDGE SMALL CAP FUND

As a small-cap core fund, the Fund invests in both value and growth stocks as a result of the IronBridge methodology.  In selecting stocks for the Fund, IronBridge utilizes the “Cash Flow Return on Investment” (CFROI) methodology, a valuation model that uses cash flow rather than traditional accounting measures such as earnings and book value to identify attractively priced companies.  The first phase in the decision-making process involves screening a broad equity universe of 3,000 small-cap stocks to determine which look most promising based on analysis of several key determinants of success, such as capital investments, credit worthiness and sales momentum.  From there, IronBridge evaluates approximately 600 companies, with a focus on each company’s stage in its life cycle and the level, trend and sustainability of cash flow return on investment.  This results in a potential buy list of 200 well-managed companies which are further evaluated to determine which stocks are most attractively priced.  Following additional analysis of accounting numbers, financial statement data and recent corporate news, IronBridge arrives at a target price for each stock and makes risk reward comparisons between all of the potential holdings.  The portfolio is generally constructed from the 120 to 150 issues with close attention paid to the Russell 2000 Index sector weightings.  Stocks are sold or positions are reduced when they reach the target price, when there is a significant change in the cash flow return on investment trend, or when a position reaches 5% of the Fund’s net assets.

INVESTMENT PROCESS – IRONBRIDGE SMID FUND

As a small-to-mid cap core fund, the Fund invests in both value and growth stocks as a result of the IronBridge methodology.  In selecting stocks for the Fund, IronBridge utilizes the “Cash Flow Return on Investment” (CFROI) methodology, a valuation model that uses cash flow rather than traditional accounting measures such as earnings and book value to identify attractively priced companies.  The first phase in the decision-making process involves screening a broad equity universe of approximately 4,500 small and medium market capitalization stocks to determine which look most promising based on analysis of several key determinants of success, such as capital investments, credit worthiness and sales momentum.  From there, IronBridge evaluates approximately 600 companies, with a focus on each company’s stage in its life cycle and the level, trend and sustainability of cash flow return on investment.  This results in a potential buy list of 200 well-managed companies which are further evaluated to determine which stocks are most attractively priced.  Following additional analysis of accounting numbers, financial statement data and recent corporate news, IronBridge arrives at a target price for each stock and makes risk reward comparisons between all of the potential holdings.  IronBridge constructs the Fund’s portfolio from the approximately 90 to 110 holdings that result from this process, with close attention paid to the Russell 2500 Index sector weightings.  Stocks are sold or positions are reduced when they reach the target price, when there is a significant change in the cash flow return on investment trend, or when a position reaches 5% of the Fund’s net assets.

FINANCIAL HIGHLIGHTS

The financial highlights tables describe each Fund’s financial performance from its commencement of operations to June 30, 2007.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund for the stated periods (assuming reinvestment of all dividends and distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

6

FRONTEGRA IRONBRIDGE SMALL CAP FUND
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Period Ended June 30, 2003(1)(6)
Net Asset Value, Beginning of Period	$18.25	$16.14	$15.83	$13.04	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.00)	0.03	(0.03)	(0.04)	—(5)
Net realized and unrealized gain on investments	3.82	2.25	1.38	3.17	3.04
Total Income from Investment Operations	3.82	2.28	1.35	3.13	3.04
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	—	—	—	—
From net realized gain on investments	(1.70)	(0.17)	(1.04)	(0.34)	—
Total Distributions Paid	(1.72)	(0.17)	(1.04)	(0.34)	—
Net Asset Value, End of Period	$20.35	$18.25	$16.14	$15.83	$13.04

Total Return(2)	22.11%	14.20%	8.47%	24.25%	30.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$432,403	$404,219	$319,081	$144,988	$54,074
Ratio of expenses to average net assets(3)(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(3)(4)	(0.08)%	0.15%	(0.27)%	(0.29)%	(0.07)%
Portfolio turnover rate(2)	34%	60%	56%	94%	28%

____________

(1)

Commenced operations on August 30, 2002.

(2)

Not annualized for periods less than a full year.

(3)

Net of waivers, reimbursements and expense recapture by Frontegra.  Without expense recapture, the ratio of expenses to average net assets would have been 1.07% and 1.08% and the ratio of net investment income (loss) to average net assets would have been (0.05)% and 0.17% for the periods ended June 30, 2007 and June 30, 2006, respectively.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.11%, 1.21% and 2.15% and the ratio of net investment loss to average net assets would have been (0.28)%, (0.40)% and (1.12)% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively

(4)

Annualized.

(5)

Less than one cent per share.

(6)

Formerly the Frontegra Horizon Fund for the period ended June 30, 2003.

FRONTEGRA IRONBRIDGE SMID FUND
	Year Ended June 30, 2007	Year Ended June 30, 2006	Period Ended June 30, 2005(1)
Net Asset Value, Beginning of Period	$11.07	$10.00	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.06(5)	0.04(5)
Net realized and unrealized gain (loss) on investments	2.43	1.04	(0.04)
Total Income from Investment Operations	2.44	1.10	0.00
LESS DISTRIBUTIONS PAID:
From net investment income	—(6)	(0.03)	—
From net realized gain on investments	(0.15)	—	—
Total Distributions Paid	(0.15)	(0.03)	—
Net Asset Value, End of Period	$13.36	$11.07	$10.00

Total Return(2)	22.25%	11.02%	0.00%

7

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$193,424	$133,058	$41,638
Ratio of expenses to average net assets(3)(4)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)(4)	0.10%	0.28%	0.89%
Portfolio turnover rate(2)	71%	91%	44%

____________

(1)

Commenced operations on December 31, 2004.

(2)

Not annualized for periods less than a full year.

(3)

Net of waivers and reimbursements by Frontegra.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.98%, 1.08% and 1.49% and the ratio of net investment income to average net assets would have been 0.07%, 0.15% and 0.35% for the periods ended June 30, 2007, June 30, 2006 and June 30, 2005, respectively.

(4)

Annualized.

(5)

Per share net investment income has been calculated using the daily average share method.

(6)

Less than one cent per share.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board of Directors”) is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended (the “Investment Advisory Agreement”), pursuant to which Frontegra supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with IronBridge under which IronBridge serves as the Funds’ portfolio manager and, subject to Frontegra’s supervision, manages the Funds’ portfolio assets.  Frontegra provides office facilities for the Funds and pays the salaries, fees, and expenses of all officers and directors of the Funds who are interested persons of Frontegra.

A discussion regarding the Board of Directors’ basis for approving the Funds’ investment advisory agreement and subadvisory agreement will be included in the Funds’ semi-annual report for the period ended December 31, 2007.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Funds’ portfolio by the subadviser and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra.  Under the Investment Advisory Agreement, the IronBridge Small Cap Fund compensates Frontegra at the annual rate of 1.00% of the Fund’s average daily net assets and the IronBridge SMID Fund compensates Frontegra at the annual rate of 0.85% of the Fund’s average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the IronBridge Small Cap Fund’s total operating expenses do not exceed 1.10% of the Fund’s average daily assets and the IronBridge SMID Fund’s total operating expenses do not exceed 0.95% of the Fund’s average daily assets. The expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense  ratio for each Fund and increasing each Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

IronBridge.  IronBridge is located at 1 Parkview Plaza, Suite 600, Oakbrook Terrace, Illinois 60181.  Under the subadvisory agreement, IronBridge receives compensation from Frontegra for its subadvisory services to the Funds.  With respect to the IronBridge Small Cap Fund, IronBridge receives 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  With respect to the IronBridge SMID Fund, IronBridge receives 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  IronBridge provides continuous advice and recommendations

8

concerning each Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Funds, IronBridge serves as investment adviser to pension plans, endowments, foundations and high net worth clients.  As of September 30, 2007, IronBridge had approximately $4.13 billion under management.

Portfolio Managers.  Each Fund’s portfolio is co-managed by Christopher Faber and Jeffrey B. Madden.  Mr. Faber has been the President and a portfolio manager of IronBridge since April 1999.  Mr. Faber was a founding partner of Holt Value Associates, L.P. from May 1986 to April 1999.  Mr. Madden has been a Vice President and a portfolio manager of IronBridge since 2000.  Mr. Madden was a consultant with Accenture from 1998 to 2000.  Mr. Faber and Mr. Madden review and approve the analysts’ recommendations and make the final buy and sell decisions for the Funds.  The SAI provides additional information about the Funds’ portfolio managers, including other accounts they manage, their ownership of shares in the Funds and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Funds’ assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Funds (the “Transfer Agent”) and as the Funds’ administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois, 60062 acts as the principal distributor of the Funds’ shares.   The Distributor is managed and owned by the same persons who manage and own the Funds’ investment adviser, Frontegra Asset Management, Inc. (“Frontegra”).  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  From time to time, Frontegra or an affiliate may enter into arrangements with brokers or other financial intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Funds.  Pursuant to these arrangements, Frontegra or an affiliate may make payments to financial intermediaries for services provided to clients who hold shares of the Funds through omnibus accounts.  In some circumstances, the Funds may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Funds would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Funds.  In addition, Frontegra or an affiliate may make payments from their own resources to a financial intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Funds.  The amount of these payments is determined from time to time by Frontegra and may differ among such financial intermediaries.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Funds are sold on a continuous basis at net asset value (“NAV”).  Each Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of each Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund receives your request in proper form.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly.  Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Each Fund’s minimum initial investment is $100,000.  Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000.  The Funds reserve the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

The IronBridge Small Cap Fund is currently closed to new investors.  While closed, the IronBridge Small Cap Fund will not allow new investors to purchase shares of the Fund.  However, existing shareholders may continue to

9

purchase Fund shares, including through the automatic reinvestment of dividends.  At the discretion of the Board of Directors, the IronBridge Small Cap Fund may open to new investors at a later date.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Funds, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time a Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  If you purchase shares of a Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment – Minimum $100,000.  You may purchase shares of a Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Funds as a result.  In the event a shareholder is unable to make the Funds whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of a Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Funds through a broker-dealer or other financial intermediary, who may charge a transaction fee for placing orders to purchase Fund shares.  It is the responsibility of the financial intermediary to place the order with the Fund on a timely basis.

Multiple Classes.  The IronBridge SMID Fund currently offers two different classes of shares, one of which, Institutional Class shares, is offered by this prospectus.  The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

10

Initial Investment By Wire.  In addition, you may purchase shares of the Funds by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

Milwaukee, WI 53202

ABA Number  075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account Number  112-952-137

Further credit:

Frontegra Funds, Inc.

(Name of Fund)

Institutional Class/Common Shares

(investor account number)

(name or account registration)

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000.  You may make additions to your account in amounts of $1,000 or more by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after a Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, the Funds may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in a Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you may be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

11

Redemptions in Kind.  Each Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

for certain large redemption requests;

•

when establishing or modifying certain services on an account;

•

when changing account ownership;

•

in other situations deemed necessary by the Transfer Agent or the Funds to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in the account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Funds or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders.  Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors of the Funds has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Funds, Frontegra, IronBridge and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Funds’ Chief Compliance Officer regarding any unusual trading activity.

The Adviser has entered into shareholder information agreements with financial intermediaries, which enable the Adviser to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Funds may rely on the market timing policies of  financial intermediaries, even if those policies are different from the Funds’ policy, when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.  If inappropriate trading is detected in an omnibus account, the Funds may request that the financial intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Funds’ or the financial

12

intermediary’s market timing policy.  There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy  to ensure that the exchanges do not disadvantage a Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

The price of a Fund’s shares is the Fund’s NAV, which is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Funds do not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including Nasdaq, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day and securities not listed on a securities exchange are valued at the most recent bid price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or IronBridge in good faith and in accordance with procedures approved by the Funds’ Board of Directors.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from the quoted or published price for the same security.  A Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in a Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions.  Each Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from a

13

Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to “qualified dividend income” eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at 15%.

Distributions of dividend income that are not attributable to “qualified dividend income” under the Internal Revenue Code of 1986, as amended, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income.  Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  Each Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Transactions.  Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.  An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding.  If you do not furnish a Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

14

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUB-ADVISERS
Ernst & Young LLP
IronBridge Capital Management, L.P.	Sears Tower
1 Parkview Plaza, Suite 600	233 S. Wacker Drive
Oakbrook Terrace, Illinois 60181	Chicago, Illinois 60606-6301

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

15

Additional information regarding the Company and the Funds is included in the SAI, which has been filed with the SEC.  The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about each Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.  You may receive the SAI and the annual report and semi-annual report free of charge, request other information about a Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about a Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

16

Filed pursuant to Rule 497(c)

Registration No. 333-07305

FRONTEGRA FUNDS

PROSPECTUS

Frontegra New Star International Equity Fund

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2007

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra New Star International Equity Fund (the “Fund”) is a series of Frontegra Funds, Inc. (the “Company”).

The investment objective of the Fund is capital appreciation.  The Fund invests primarily in a diversified portfolio of equity securities of companies located outside of the United States.

The Fund’s investment objective may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Fund.  Please read it carefully and keep it for future reference.

The Fund at a Glance	1
Fees and Expenses of the Fund	3
Principal Investment Strategy	4
Investment Process	4
Financial Highlights	4
Fund Management	5
Your Account	7
Exchange Privilege	11
Valuation of Fund Shares	11
Portfolio Holdings Disclosure Policy	11
Distributions and Tax Treatment	12

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  The Company has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

THE FUND AT A GLANCE

Investment Objective.  The Fund seeks capital appreciation.

Principal Investment Strategy.  The Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of $5 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 25% of its total assets in securities of companies that trade in emerging or developing markets.  In constructing a portfolio for the Fund, the Fund’s subadviser, New Star Institutional Managers Limited (“New Star”), emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Principal Risk Factors.  The main risks of investing in the Fund are:

Market Risks.  The Fund’s investments are subject to market risk, so that the value of the Fund’s investments may decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth less than your initial investment.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest at least 80% of its assets in common stocks and other equity securities.  Common stocks and other equity securities generally fluctuate in value based on the earnings of the company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuation in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  The Fund invests predominately in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that New Star would like to sell.  New Star may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mid-Cap Companies Risks.  Mid-cap companies often have more limited managerial and financial resources than larger, more established companies, and, therefore, may be more vulnerable to adverse business or economic events than larger companies.  As a result, the performance of mid-cap companies may be more volatile, which could increase the volatility of the Fund’s portfolio.  Moreover, the securities of mid-cap companies tend to be less liquid than securities of larger companies.

Currency Risks.  Investments in foreign securities denominated and traded in foreign currencies involve additional risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  In addition, the Fund may incur costs in connection with conversions between various currencies.

Emerging Market Risks.  The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular region or sector of international markets.  In such a case, changes affecting that region or sector may have a significant impact on the Fund’s overall portfolio.

1

Management Risk.  The Fund is subject to management risk as an actively-managed investment portfolio.  New Star and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If New Star is not able to select better-performing securities, the Fund may lose money.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include an international equity fund in your portfolio.

Performance Bar Chart and Table.  The return information provided in the following bar chart and table provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of a broad measure of market performance.  The bar chart illustrates how the Fund’s performance can vary, which is one type of investment risk.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Calendar Year Total Returns

The Fund’s return from January 1, 2007 through September 30, 2007 was 16.68%.

Best and Worst Quarterly Performance

Best Quarter Return	Worst Quarter Return
8.22% (3rd quarter, 2005)	(0.72)% (2nd quarter, 2005)

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your

2

actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Average Annual Total Returns

(For the calendar year ended December 31, 2006)

	One Year	Since Inception (1/08/04)

Return Before Taxes	20.80%	14.27%
Return After Taxes on Distributions	20.36%	14.24%
Return After Taxes on Distributions and Sale of Fund Shares	14.42%	12.57%
Morgan Stanley Capital International EAFE Index (1)	26.98%	19.55%

__________________

(1)

The Morgan Stanley Capital International EAFE Index measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in an index is not possible.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)(1)	NONE
Redemption Fee (as a percentage of amount redeemed) (2)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(3)
Management Fees	0.95%
Distribution (12b-1) Fees	NONE
Other Expenses(4)	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver/Expense Reimbursement(4)	0.32%
Net Expenses	0.76%

____________

(1)

The Fund will charge a service fee of $25 for checks that do not clear and may impose a service fee of $15 on shares redeemed by wire.

(2)

A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days from the date of purchase.

(3)

The Fund’s investment adviser, Frontegra Asset Management, Inc. (“Frontegra”), waived a portion of its management fee during fiscal 2007 pursuant to the expense cap agreement described below.  The management fees paid by the Fund (after the contractual waiver) were 0.63%.

(4)

Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 0.75% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that your dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that Frontegra’s fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2008.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$78	$312	$564	$1,288

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of companies located outside of the United States.  Under normal market conditions, the Fund invests at least 80% of its assets, determined at the time of purchase, in these securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of $5 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 25% of its total assets in securities of companies that trade in emerging or developing markets.  To manage foreign currency risks, New Star may hedge against the risk of loss resulting from currency fluctuation.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts, European Depositary Receipts or other similar securities representing common stock of non-U.S. issuers.

The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS

In constructing a portfolio for the Fund, New Star emphasizes companies, industries and countries that it believes have superior long-term growth potential.  New Star follows a two-step investment process.  In the first phase, New Star’s research team screens the New Star universe of stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE® Index) in addition to major companies in various U.S. indices.  From this universe, the 300 companies with the largest market capitalizations are researched on a bottom-up basis to identify those most suitable for investment to meet country and sector exposure objectives.  New Star conducts research using a combination of company visits, broker research, analyst meetings and financial databases.  All stocks considered for purchase are analyzed using “Economic Value Added” methodology, which seeks to identify the factors driving company profitability, highlight companies to avoid and make cross border comparisons.  In the second phase of the investment process, analyst recommendations are subject to review and approval at sector and country meetings, and New Star’s Investment Policy Committee reviews and approves final stock selections for the Fund.

Securities are sold when there is a change in country ratings resulting in re-allocation of market exposures, when there is a change in sector exposure, or because the relative attractiveness of a security has changed.

FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance from its commencement of operations to June 30, 2007.  Certain information reflects financial results for a single Fund share.  The total returns in the table

4

represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA NEW STAR INTERNATIONAL EQUITY FUND
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Period Ended June 30, 2004(1)
Net Asset Value, Beginning of Period	$13.08	$11.07	$10.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.31(5)	0.21(5)	0.09(5)
Net realized and unrealized gain (loss) on investments	3.25	1.81	0.87	(0.08)
Total Income from Investment Operations	3.50	2.12	1.08	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.07)	(0.01)	—
From net realized gain on investments	(0.25)	(0.04)	(0.03)	—
Total Distributions Paid	(0.47)	(0.11)	(0.04)	—
Payment by Affiliates	—	—	—	0.02
Net Asset Value, End of Period	$16.11	$13.08	$11.07	$10.03

Total Return(2)	27.12%	19.27%	10.87%	0.30%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$712,620	$531,321	$137,478	$12,130
Ratio of expenses to average net assets(3)(4)	0.75%	0.75%	0.95%	0.95%
Ratio of net investment income to average net assets(3)(4)	1.62%	1.94%	1.96%	2.01%
Portfolio turnover rate(2)	62%	35%	44%	17%

____________

(1)

Commenced operations on January 8, 2004.

(2)

Not annualized for periods less than a full year.

(3)

Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.07%, 1.09%, 1.31% and 4.41% and the ratio of net investment income (loss) to average net assets would have been 1.30%, 1.60%, 1.60% and (1.45)% for the periods ended June 30, 2007, June 30, 2006, June 30, 2005 and June 30, 2004, respectively.

(4)

Annualized.

(5)

Per share net investment income has been calculated using the daily average share method.

(6)

During the period ended June 30, 2004, 0.20% of the Fund’s total return consists of a voluntary reimbursement by Frontegra.  Excluding this item, the total return would have been 0.10%.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board of Directors”) is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended (the “Investment Advisory Agreement”), pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with New Star under which New Star serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

A discussion regarding the Board of Directors’ basis for approving the Fund’s investment advisory agreement and subadvisory agreement will be included in the Fund’s semi-annual report for the period ended December 31, 2007.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by the subadviser and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400

5

Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra.  Under the Investment Advisory Agreement, the Fund compensates Frontegra at the annual rate of 0.95% of the Fund’s average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 0.75% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

New Star.  New Star is an independent London-based manager of international equities and fixed income securities.  New Star is located at 1 Knightsbridge Green, London, United Kingdom, SW1X 7NE.  New Star is authorized and regulated by the Financial Services Authority for the conduct of investment business in the United Kingdom and is a registered investment adviser with the U.S. Securities and Exchange Commission.  Under the subadvisory agreement, New Star is compensated by Frontegra for its investment advisory services at the annual rate of 60% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  New Star provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts.  As of September 30, 2007, New Star had approximately U.S. $18.56 billion under management.

Investment Policy Committee.  New Star’s Investment Policy Committee oversees the day-to-day management responsibilities for the Fund’s portfolio and approves all investment decisions for the Fund.  Mark Beale and Richard Lewis jointly manage the Investment Policy Committee and retain oversight over all investment decisions.  The Committee is divided into various geographic regions of responsibility, each with its own leader responsible for research and stock selection in the region.  Tim Bray, Ian Beattie and Chris Burling lead the United Kingdom, Asian and Japan regions of stock selection, respectively.

Mark Beale is the Co-Head of Institutional Equity of New Star and Deputy Chief Investment Officer of New Star Asset Management Limited, an affiliate of New Star.  Mr. Beale is the lead portfolio manager for New Star’s international equity product.  Mr. Beale joined New Star in 1982 and has over 24 years of investment experience.  Mr. Beale obtained his B.A. from the University of Sussex.

Richard Lewis is the Co-Head of Institutional Equity and is responsible for New Star’s European equity group.  Mr. Lewis has over 22 years of investment experience.  Prior to joining New Star in 1989, Mr. Lewis was an equity investment manager and portfolio strategist with Capel-Cure Myers Capital Management Ltd.  Mr. Lewis obtained his B.S. degree from Bristol University.

Tim Bray is an Investment Director at New Star.  Mr. Bray has over 18 years of investment experience and is responsible for New Star’s U.K. equity group.  Prior to joining New Star in 1985, Mr. Bray was affiliated with Coutts & Company, a United Kingdom retail bank.  Mr. Bray obtained his B.Sc. degree from the University of London.

Ian Beattie is an Investment Director at New Star.  Mr. Beattie joined New Star in 1996 and is responsible for New Star’s Asian (ex Japan) equity group.  Prior to joining New Star, Mr. Beattie was a fund manager at Royal Insurance Asset Management Limited.  Mr. Beattie has over 15 years of investment experience.  Mr. Beattie obtained his B.Sc. degree from City University of London.

Chris Burling is an Investment Director at New Star.  Mr. Burling has over 24 years of experience and is responsible for New Star’s Japan equity group.  Prior to joining New Star in 2006, he was a Senior Investment Manager at Gartmore and member of its global team with responsibility for Japan.

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The SAI provides additional information about the members of New Star’s Investment Policy Committee, including other accounts they manage, their ownership of Fund shares and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by the same persons who manage and own the Fund’s investment adviser, Frontegra Asset Management, Inc. (“Frontegra”).  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  From time to time, Frontegra or an affiliate may enter into arrangements with brokers or other financial intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are Fund shareholders.  Pursuant to these arrangements, Frontegra or an affiliate may make payments to financial intermediaries for services provided to clients who hold Fund shares through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.  In addition, Frontegra or an affiliate may make payments from their own resources to a financial intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  The amount of these payments is determined from time to time by Frontegra and may differ among such financial intermediaries.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

The Fund’s minimum initial investment is $100,000.  Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons,

7

the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment – Minimum $100,000.  You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer or other financial intermediary, who may charge a transaction fee for placing orders to purchase Fund shares.  It is the responsibility of the financial intermediary to place the order with the Fund on a timely basis.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

Milwaukee, WI 53202

ABA Number  075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account Number  112-952-137

Further credit:

Frontegra Funds, Inc.

Frontegra New Star International Equity Fund

(investor account number)

(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000.  You may make additions to your account in amounts of $1,000 or more by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

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Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you may be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemptions in Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through dividends or capital gains investments; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

for certain large redemption requests;

9

•

when establishing or modifying certain services on an account;

•

when changing account ownership;

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in the account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors of the Fund has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, New Star and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2% redemption/exchange fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first out basis); and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

The Adviser has entered into shareholder information agreements with financial intermediaries, which enable the Adviser to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of financial intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the financial intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the financial intermediary’s market timing policy.  There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

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EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account—Redemption Fee.”

VALUATION OF FUND SHARES

The price of the Fund’s shares is the Fund’s NAV, which is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including Nasdaq, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day and securities not listed on a securities exchange are valued at the most recent bid price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or New Star in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to “qualified dividend income” eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at 15%.

Distributions of dividend income that are not attributable to “qualified dividend income” under the Internal Revenue Code of 1986, as amended, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income.  Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Transactions.  Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.  An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding.  If you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

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DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUB-ADVISERS
Ernst & Young LLP
New Star Institutional Managers Limited	Sears Tower
1 Knightsbridge Green	233 S. Wacker Drive
London, England	Chicago, Illinois 60606-6301
SW1X 7NE
LEGAL COUNSEL
CUSTODIAN
Godfrey & Kahn, S.C.
U.S. Bank, N.A.	780 N. Water Street
1555 N. River Center Drive, Suite 302	Milwaukee, Wisconsin 53202
Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

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Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the Fund’s SAI and the annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

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